INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Intangible Assets
INTANGIBLE ASSETS

NOTE 14 — INTANGIBLE ASSETS

The Group’s intangible assets consist of costs incurred in connection with the development of the Group’s digital education software platform, the acquisition of customer relationships and trademarks.

	Cost	Adjustment	Accumulated depreciation	Impairment	Carrying amount as of December 31 2023	Cost	Accumulated Depreciation	Impairment	Carrying amount as of December 31 2022
GeniusU software platform	$3,993,719	$—	$(2,510,139)	$(1,084,613)	$398,967	$3,555,491	$(1,938,698)	$(1,084,613)	$532,180
Trade names, trademarks and domain names	6,932,945	700,000	—	—	7,632,945	6,932,945	—	—	6,932,945
Film Library	—	4,600,000	(676,470)	—	3,923,530	—	—	—	—
Customer list	—	4,200,000	(1,050,000)	—	3,150,000	—	—	—	—
Customer Relationship	8,964,000	(8,624,000)	(194,691)	—	145,309	8,964,000	(321,832)	—	8,642,168
	$19,890,664	$876,000	$(4,431,300)	$(1,084,613)	$15,250,751	$19,452,436	$(2,260,530)	$(1,084,613)	$16,107,293

A reconciliation of intangible assets for the years ended December 31, 2023 and 2022 are as follows:

	Carrying amount as of December 31, 2022	Software Development Additions	Adjustments	Amortization Expense	Carrying amount as of December 31, 2023
GeniusU software platform	$2,470,878	$438,228	—	$—	$2,909,106
Trade names, trademarks and domain names	6,932,945	—	700,000	—	7,632,945
Film Library			4,600,000	(676,470)	3,923,530
Customer List	—	—	4,200,000	(1,050,000)	3,150,000
Customer Relationship	8,642,168	—	(8,624,000)	127,141	145,309
Accumulated amortization	(1,938,698)	—	-	(571,441)	(2,510,139)
Net carrying value	$16,107,293	$438,228	876,000	$(2,170,770)	$15,250,751

	Carrying amount as of December 31, 2021	Software Development Additions	Acquisition of Intangibles	Amortization Expense	Impairment	Foreign Currency Translation	Carrying amount as of December 31, 2022
GeniusU software platform	$2,811,496	$743,995	$—	$—	$(1,084,613)	$—	$2,470,878
Trade names, trademarks and domain names	13,234	—	6,919,356	—	—	355	6,932,945
Customer Relationship	—	—	8,964,000	(321,832)	—	—	8,642,168

Accumulated amortization	(1,429,761)	—	—	(508,937)	—	—	(1,938,698)
Net carrying value	$1,394,969	$743,995	$15,883,356	$(830,769)	$(1,084,613)	$355	$16,107,293

During the years ended December 31, 2023 and 2022, the Company recorded amortization of intangible assets in the amount of $2,170,770 and $830,769 respectively. During the year ended December 31, 2023, the Company impaired nil (2022: $1.1 million) of developed software at GeniusU.

Annual estimated total amortization expense is $1.97 million, $1.89 million, $1.76 million for 2024 through 2026 and $4.37 million thereafter.